Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” and the financial performance of our Company. This disclosure does not necessarily align with how we view the relationship between the Company’s performance and named executive officer compensation. The below table shows Compensation Actually Paid to our CEO and other named executive officers as calculated by adjusting the Summary Compensation Table total amounts for the applicable year.

Year	Summary Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officer s(4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Return on Equity (6)
					PFSI Total Stockholder Return (5)	Peer Group Total Stockholder Return (5)

2023	$7,258,483	$14,532,470	$2,630,061	$4,875,605	$273.5	$120.5	$145 Million	4%

2022	$9,671,051	$6,517,122	$3,445,387	$2,243,109	$173.3	$82.9	$476 Million	14%

2021	$13,575,224	$17,262,152	$5,473,525	$6,931,492	$210.3	$101.2	$1.0 Billion	29%

2020	$12,375,328	$20,796,560	$4,887,892	$8,302,467	$195.3	$86.2	$1.6 Billion	61%

(1)
Mr. Spector was our principal executive officer (“CEO”) for all years shown. The amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2023

SUMMARY COMPENSATION – CEO	$7,258,483

• Deduction for Equity Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($4,559,235)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table	—

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	6,715,646

• Fair Value of Equity Awards Granted during Fiscal Year that Vested during the Fiscal Year	—

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	4,315,687

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	632,142

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	169,747

COMPENSATION ACTUALLY PAID - CEO	$14,532,470

ADJUSTMENTS FROM SUMMARY COMPENSATION	$7,273,987

(3)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The executive officers used to calculate the Other NEOs average in each year include Andrew Chang, Vandad Fartaj, Jeffrey Grogin and Doug Jones for 2020; Andrew Chang, Vandad Fartaj, Doug Jones and Daniel S. Perotti for 2021; Vandad Fartaj, James Follette, Doug Jones and Daniel S. Perotti for 2022; and William Chang, James Follette, Doug Jones and Daniel S. Perotti for 2023.

(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7
)

2023

SUMMARY COMPENSATION – OTHER NEOs	$2,630,061

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,487,116)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table	—

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year End	2,201,194

• Fair Value of Equity Awards Granted during Fiscal Year that Vested during the Fiscal Year	—

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	1,249,955

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	224,359

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	57,152

COMPENSATION ACTUALLY PAID – OTHER NEOs	$4,875,605

ADJUSTMENTS FROM SUMMARY COMPENSATION	$2,245,544

(5)
Based on initial investment of $100 on December 31, 2019 and a cumulative Total Shareholder Return (PFSI Fiscal Year 2020 = 95.3%, Fiscal Year 2021 = 7.7%, Fiscal Year 2022 =
-17.6%,
Fiscal Year 2023 = 57.8%) and (Dow Jones U.S. Mortgage Finance Total Return Index Fiscal Year 2020 =
-13.8%,
Fiscal Year 2021 = 17.3%, Fiscal Year 2022 =
-18.0%,
Fiscal Year 2023 = 45.3%). We replaced the S&P 600 Thrift & Mortgage Index used in previous years with the Dow Jones U.S. Mortgage Finance Total Return Index because the S&P 600 Thrift & Mortgage Index was discontinued by the third party index service provider. The previous returns of the S&P 600 Thrift & Mortgage Index were: Fiscal Year 2020 =
-4.8%,
Fiscal Year 2021 = 27.8% and Fiscal Year 2022 =
-19.0%
.

(6)	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common stockholders for a fiscal year divided by average monthly common stockholders’ equity.
(7)
The fair values in the tables above have been computed in accordance with the methodology used for financial reporting purposes and, as applicable for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote	The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The executive officers used to calculate the Other NEOs average in each year include Andrew Chang, Vandad Fartaj, Jeffrey Grogin and Doug Jones for 2020; Andrew Chang, Vandad Fartaj, Doug Jones and Daniel S. Perotti for 2021; Vandad Fartaj, James Follette, Doug Jones and Daniel S. Perotti for 2022; and William Chang, James Follette, Doug Jones and Daniel S. Perotti for 2023.
Peer Group Issuers, Footnote	Based on initial investment of $100 on December 31, 2019 and a cumulative Total Shareholder Return (PFSI Fiscal Year 2020 = 95.3%, Fiscal Year 2021 = 7.7%, Fiscal Year 2022 =
-17.6%,
Fiscal Year 2023 = 57.8%) and (Dow Jones U.S. Mortgage Finance Total Return Index Fiscal Year 2020 =
-13.8%,
Fiscal Year 2021 = 17.3%, Fiscal Year 2022 =
-18.0%,
Fiscal Year 2023 = 45.3%). We replaced the S&P 600 Thrift & Mortgage Index used in previous years with the Dow Jones U.S. Mortgage Finance Total Return Index because the S&P 600 Thrift & Mortgage Index was discontinued by the third party index service provider. The previous returns of the S&P 600 Thrift & Mortgage Index were: Fiscal Year 2020 =
-4.8%,
Fiscal Year 2021 = 27.8% and Fiscal Year 2022 =
-19.0%

PEO Total Compensation Amount	$ 7,258,483	$ 9,671,051	$ 13,575,224	$ 12,375,328
PEO Actually Paid Compensation Amount	$ 14,532,470	6,517,122	17,262,152	20,796,560
Adjustment To PEO Compensation, Footnote
(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2023

SUMMARY COMPENSATION – CEO	$7,258,483

• Deduction for Equity Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($4,559,235)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table	—

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	6,715,646

• Fair Value of Equity Awards Granted during Fiscal Year that Vested during the Fiscal Year	—

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	4,315,687

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	632,142

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	169,747

COMPENSATION ACTUALLY PAID - CEO	$14,532,470

ADJUSTMENTS FROM SUMMARY COMPENSATION	$7,273,987

Non-PEO NEO Average Total Compensation Amount	$ 2,630,061	3,445,387	5,473,525	4,887,892
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,875,605	2,243,109	6,931,492	8,302,467
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7
)

2023

SUMMARY COMPENSATION – OTHER NEOs	$2,630,061

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,487,116)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table	—

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year End	2,201,194

• Fair Value of Equity Awards Granted during Fiscal Year that Vested during the Fiscal Year	—

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	1,249,955

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	224,359

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	57,152

COMPENSATION ACTUALLY PAID – OTHER NEOs	$4,875,605

ADJUSTMENTS FROM SUMMARY COMPENSATION	$2,245,544

Compensation Actually Paid vs. Total Shareholder Return
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2019.

Compensation Actually Paid and TSR
(1)

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and ROE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR (1)
Tabular List, Table
Most Important Financial Performance Measures
The Compensation Committee utilizes several performance measures and factors to align executive compensation with Company performance not reflected in the Pay Versus Performance table or the Compensation Actually Paid measures. In our assessment, the most important financial performance measures used to determine Compensation Actually Paid to our CEO and other NEOs in Fiscal 2023 to Company performance were:

Return on Equity	Leverage Ratio	Stockholder Return	Strategic Factors

Total Shareholder Return Amount	$ 273.5	173.3	210.3	195.3
Peer Group Total Shareholder Return Amount	120.5	82.9	101.2	86.2
Net Income (Loss)	$ 145,000,000	$ 476,000,000	$ 1,000,000,000	$ 1,600,000,000
Company Selected Measure Amount	0.04	0.14	0.29	0.61
PEO Name	Mr. Spector
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Leverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Factors
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,273,987
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,559,235)
PEO | Fair Value of Equity Awards Granted that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,715,646
PEO | Change in Fair Value of Prior Fiscal Year End Equity Awards that were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,315,687
PEO | Change in Fair Value of Prior Fiscal Year End Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,142
PEO | Dividends Paid During Fiscal Year Before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,747
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,245,544
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,116)
Non-PEO NEO | Fair Value of Equity Awards Granted that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,201,194
Non-PEO NEO | Change in Fair Value of Prior Fiscal Year End Equity Awards that were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,249,955
Non-PEO NEO | Change in Fair Value of Prior Fiscal Year End Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,359
Non-PEO NEO | Dividends Paid During Fiscal Year Before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,152